Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
EBP 154
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements of the Plan have been prepared under the accrual basis of accounting.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 4 - Fair Value Measurements for further discussion of fair value measurements.

The Brunswick ESOP Company Stock Fund is a fund composed principally of Brunswick Corporation common stock. Dividends received on shares held in the Brunswick ESOP Company Stock Fund may be reinvested in the Plan or, if elected by the participant, received as cash.

Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income. Net appreciation includes plan gains and losses on investments bought and sold as well as held during the year.
Note Receivable from Participants
Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

The Company evaluates the pronouncements of various authoritative accounting organizations, primarily the Financial Accounting Standards Board ("FASB"), the Securities and Exchange Commission ("SEC"), and the Emerging Issues Task Force ("EITF"), to determine the impact of new pronouncements on U.S. GAAP and the impact on the Plan. There were no material impacts to the Plan in 2025, or that are expected to impact the Plan in the future.

EBP 170
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements of the Plan have been prepared under the accrual basis of accounting.
Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition

Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). See Note 4 - Fair Value Measurements for further discussion of fair value measurements.

The Brunswick ESOP Company Stock Fund is a fund composed principally of Brunswick Corporation common stock. Dividends received on shares held in the Brunswick ESOP Company Stock Fund may be reinvested in the Plan or, if elected by the participant, received as cash.

Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Capital gain distributions are included in dividend income. Net appreciation includes plan gains and losses on investments bought and sold as well as held during the year.

Note Receivable from Participants
Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

The Company evaluates the pronouncements of various authoritative accounting organizations, primarily the Financial Accounting Standards Board ("FASB"), the Securities and Exchange Commission ("SEC"), and the Emerging Issues Task Force ("EITF"), to determine the impact of new pronouncements on U.S. GAAP and the impact on the Plan. There were no material impacts to the Plan in 2025, or that are expected to impact the Plan in the future.